Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	72 Months Ended	132 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000221495_LG_ClassMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Series Emerging Markets Debt Local Currency Fund
C000221495_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000221495_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,874
C000221495_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,943
C000221495_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,162
C000221495_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,402
C000221495_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,137
C000221495_LG_1_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		J.P. Morgan GBI-EM Global Diversified Index
C000221495_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,000
C000221495_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,916
C000221495_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,961
C000221495_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,797
C000221495_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,914
C000221495_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,678
C000098197_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Series Emerging Markets Debt Fund
C000098197_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000098197_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,570
C000098197_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,803
C000098197_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,206
C000098197_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,483
C000098197_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,123
C000098197_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,038
C000098197_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,009
C000098197_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,506
C000098197_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,572
C000098197_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,739
C000098197_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			J.P. Morgan Emerging Markets Bond Index Global Diversified Linked Index
C000098197_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000098197_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,019
C000098197_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,046
C000098197_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,491
C000098197_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,148
C000098197_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,921
C000098197_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,710
C000098197_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,526
C000098197_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,804
C000098197_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,641
C000098197_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,592
C000098197_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			J.P. Morgan Emerging Markets Bond Index Global Diversified Index
C000098197_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000098197_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,015
C000098197_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,145
C000098197_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,627
C000098197_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,376
C000098197_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,079
C000098197_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,826
C000098197_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,367
C000098197_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,628
C000098197_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,454
C000098197_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 15,377